CONCESSION ARRANGEMENTS RIGHTS (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Assets	278,832,589	259,675,153
Accumulated impairment
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	(8,557,039)	(8,611,594)		$ (5,875,018)
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	7,031,916	5,118,683	$ 3,531,683	3,068,629	$ 2,275,915
Intangible assets	7,521,488	5,514,481	$ 3,734,116	$ 3,114,167	$ 2,805,314
Assets	14,553,404	10,633,164
Service concession arrangement [member] | Accumulated impairment
Disclosure of detailed information about service concession arrangements [line items]
Intangible assets	(2,032)
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	11,996,398	9,754,120
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	2,706,030	2,488,414
Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	224,581,946	215,324,860
Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	(8,472,997)	(8,453,149)
Financial assets at amortised cost, category [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	4,325,886	2,630,269
Financial assets at amortised cost, category [member] | Service concession arrangement [member] | Accumulated impairment
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	$ (1,176)	$ (966)